INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of intangible assets

							Consolidated
	Goodwill	Customer relationships	Software	Trademarks and patents	Rights and licenses (*)	Others	Total
Balance at December 31, 2020	3,606,156	278,041	45,665	215,532	3,169,349	2,051	7,316,794
Cost	3,846,563	823,540	182,059	215,532	3,193,787	2,051	8,263,532
Accumulated amortization	(131,077)	(545,499)	(136,394)		(24,438)		(837,408)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2020	3,606,156	278,041	45,665	215,532	3,169,349	2,051	7,316,794
Effect of foreign exchange differences		(1,835)	(24)	(1,923)		(18)	(3,800)
Acquisitions and expenditures			3,302		27		3,329
Transfer of property, plant and equipment			29,840				29,840
Amortization (note 27)		(68,294)	(12,343)		(21,843)		(102,480)
Disposals						(63)	(63)
Transfers to other asset categories	39,814				(39,814)
Business Combination Elizabeth (note 4)	83,266				330,164		413,430
Balance at December 31, 2021	3,729,236	207,912	66,440	213,609	3,437,883	1,970	7,657,050
Cost	3,969,643	816,206	221,712	213,609	3,484,778	1,970	8,707,918
Accumulated amortization	(131,077)	(608,294)	(155,272)		(46,895)		(941,538)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2021	3,729,236	207,912	66,440	213,609	3,437,883	1,970	7,657,050
Effect of foreign exchange differences		(26,059)	(544)	(25,399)		(214)	(52,216)
Acquisitions			830		76,764	644	78,238
Consolidation of acquired companies	402,247	33,982	6,008	38,370	2,677,809		3,158,416
Transfer of property, plant and equipment			30,456		70,993		101,449
Amortization (note 26)		(63,351)	(15,344)	(1,393)	(74,795)		(154,883)
Balance at December 31, 2022	4,131,483	152,484	87,846	225,187	6,188,654	2,400	10,788,054
Cost	4,371,890	753,307	296,456	226,581	6,400,593	2,400	12,051,227
Accumulated amortization	(131,077)	(600,823)	(208,610)	(1,394)	(211,939)		(1,153,843)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2022	4,131,483	152,484	87,846	225,187	6,188,654	2,400	10,788,054
(*)	Comprised mainly of: (i) mining rights whose amortization is based on production volume and (ii) Concession agreement for the use of water resources in the acquisition of control of CEEE-G, amortized over the agreement term (note 3.c).

Schedule of average useful life by nature

		Consolidated
	12/31/2022	12/31/2021
Software	10	9
Customer relationships	13	13

Schedule of goodwill impairment test

							Consolidated
		Goodwill		Trademarks		Total
Cash generating unity	Segment	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021

Packaging (1)	Steel	170,163	158,748			170,163	158,748
Long steel (2)	Steel	235,595	235,595	225,187	213,609	460,782	449,204
Mining (3)	Mining	3,236,402	3,236,402			3,236,402	3,236,402
Other Steel (4)	Steel	15,225	15,225			15,225	15,225
Cements (5)	Cement	474,098	83,266			474,098	83,266
		4,131,483	3,729,236	225,187	213,609	4,356,670	3,942,845
(1)	The goodwill of the Packaging cash-generating unit is shown net of impairment loss in the amount of R$109,330, recognized in 2011. In 2022, Metalgráfica Iguaçu was acquired by subsidiary Prada and goodwill of R$11,415 was recognized.
(2)	The goodwill and trademark that are recorded in intangible assets at long steel segment, derives from the business combination of Stahlwerk Thuringen GmbH ("SWT") and Gallardo Sections CSN. The assets mentioned are considered to have indefinite useful lives as they are expected to contribute indefinitely to the Company's cash flows.
(3)	Refers to the goodwill for expected future profitability, resulting from the acquisition of Namisa by CSN Mineração concluded in December 2015, which recoverability is tested annually.
(4)	On November 29, 2019, CSN acquired the stake held by CKTR Brasil Serviços Ltda., corresponding to 50% of CBSI's shares, and now holds 100% of CBSI's share capital.
(5)	In the acquisition of Elizabeth Cimentos S.A. in August 2021 goodwill for expected future profitability in the amount of R$83,266 was generated, and in December 2022 goodwill for expected future profitability of CSN Cimentos Brasil S.A. in the amount of R$390,832 was recognized. The goodwill is recorded in the acquirer CSN Cimentos S.A.

Schedule of main assumptions for intangible asstes impairment

	Packaging	Mining	Other Steelmaking	Flat Steel (*)	Flat Steel (*)	Logistics (**)	Cements
Measurement of recoverable value	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow
Cash flow projection	Until 2032 + perpetuity	Until 2064	Until 2032 + perpetuity	Until 2032 + perpetuity	Until 2035 + perpetuity	Until 2027	Until 2050 + perpetuity
Gross Margin	Gross margin updated based on historical data, impacts of business restructuring and market trends	It reflects projection of costs due to the progress of the mining plan as well as startup and project ramp up. Prices and exchange rates projected according to sectoral reports.	Gross margin updated based on historical data and market trends	Gross margin updated based on historical data and market trends	Gross margin updated based on historical data and market trends	Estimated based on market study to captures cargo and operational costs according to market trend studies	Gross margin updated based on historical data and market trends
Cost atualization	Cost based on historical data of each product and impacts of business restructuring	Update of costs based on historical data, progress of the mining plan as well as startup and project ramp up	Updated costs based on historical data and market trends	Updated costs based on historical data and market trends	Updated costs based on historical data and market trends	Study-based costs and market trends	Study-based costs and market trends
Perpetual growth rate	Without growth	Without perpetuity	Without growth	Without growth	Without growth	Without perpetuity	Without growth
Discount rate	For packaging, cash flows were discounted using a discount rate around 9.13% p.a. in real terms. For mining, steel, cement and other steel, cash flows were discounted using a discount rate between 3.53% to 13.09% p.a. in real terms and in nominal terms between 5.60% to 16.49% p.a. For logistics, cash flows were discounted using a discount rate between 6.01% to 7.56% p.a. in real terms.
The discount rate was based on the weighted average cost of capital ("WACC") that reflects the specific risk of each segment.
*	Refers to the assets of the subsidiary Lusosider, located in Portugal and also the assets of Stahlwerk Thüringen (SWT) located in Germany. The discount rate was applied on the discounted cash flow prepared in Euros, the functional currency of these subsidiaries.
**	Refers to the assets of the subsidiary FTL - Ferrovia Transnordestina Logística S.A.;